POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS The partnership maintains several defined benefit pension plans within its industrials and infrastructure services. These plans are administered in various countries, the most significant of which is in the U.S. These benefits are provided through various insurance companies and the estimated net post-employment benefit costs are accrued during the employees’ credited service periods.
    The following table shows the changes in the present value of the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets as at December 31, 2020:

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2020	2019	2020	2019
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$2,927	$2,037	$106	$68
Defined benefit obligation through business combinations	88	514	(1)	25
Service cost	35	30	3	1
Interest cost	83	88	3	3
Participant contributions	2	3	4	3
Insurance premiums for risk benefits	—	—	—	—
Foreign currency exchange differences	43	20	(1)	—
Actuarial gain due to financial assumption changes	297	337	6	15
Actuarial gain due to demographic assumption changes	(27)	(14)	—	1
Actuarial experience adjustments	14	25	(5)	(1)
Benefits paid from plan assets	(121)	(91)	(3)	(2)
Benefits paid from employer	(33)	(22)	(8)	(7)
Defined benefit obligation at end of year	$3,308	$2,927	$104	$106

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(2,194)	$(1,542)	$(4)	$—
Fair value of plan assets through business combinations	(62)	(398)	—	(4)
Interest income	(61)	(68)	—	—
Return on plan assets (excluding interest income)	(147)	(241)	—	—
Foreign currency exchange differences	(23)	(9)	—	(2)
Employer contributions	(65)	(51)	(2)	(4)
Participant contributions	(2)	(3)	(2)	(3)
Employer direct settlements	—	(1)	—	—
Benefits paid from plan assets	119	91	(1)	2
Benefits paid from employer	32	19	6	7
Administrative expenses paid from plan assets	11	9	—	—
Insurance premiums for risk benefits	1	—	—	—
Fair value of plan assets at year end	$(2,391)	$(2,194)	$(3)	$(4)
Net liability at end of year	$917	$733	$101	$102
    The net liabilities for the defined benefit pension plan and post-employment plan are recorded within accounts payable and other in the consolidated statements of financial position.
    The following table summarizes the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2020:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$2,581	$28	$699	$3,308
Fair value of plan assets	(1,911)	—	(480)	(2,391)
Net liability	$670	$28	$219	$917

Post-employment benefits - net liability
Defined benefit obligation at end of year	$64	$26	$14	$104
Fair value of plans assets	(3)	—	—	(3)
Net liability	$61	$26	$14	$101
    The following table summarizes the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2019:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$2,290	$30	$607	$2,927
Fair value of plan assets	(1,763)	(4)	(427)	(2,194)
Net liability	$527	$26	$180	$733

Post-employment benefits - net liability
Defined benefit obligation at end of year	$62	$28	$16	$106
Fair value of plans assets	(4)	—	—	(4)
Net liability	$58	$28	$16	$102
    Amounts recognized in respect of these defined benefit and post-employment plans during the year are as follows:

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2020	2019	2020	2019
Amounts recognized in profit and loss
Current service cost	$35	$30	$3	$1
Net interest expense	22	20	3	3
Administrative expense	11	9	—	—
Total expense recognized in profit and loss	$68	$59	$6	$4

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$(147)	$(241)	$—	$—
Actuarial gains and losses arising from changes in demographic assumptions	(27)	(14)	—	1
Actuarial gains and losses arising from changes in financial assumptions	297	337	6	15
Actuarial gains and losses arising from experience adjustments	14	25	(5)	(1)
Total expense (gain) recognized in other comprehensive income	$137	$107	$1	$15
Total expense (gain) recognized in comprehensive income	$205	$166	$7	$19
    The expense recorded in profit and loss is recognized within general and administrative expenses in the consolidated statements of operating results.
    The defined benefit pension plans and post-employment plans expose the partnership to certain actuarial risks such as investment risk, interest rate risk, and compensation risk. The present value of the defined benefit pension plan and post-employment plan obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. The partnership mitigates this investment risk by establishing a sound investment policy to be followed by the investment manager. The investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. A change in interest and compensation rates will also affect the defined benefit obligation. A sensitivity analysis of the discount rate and compensation rate is provided below.
    The following table summarizes the fair value of plan assets by category as at December 31, 2020:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$21	$7	$—	$28
Equity instruments	1,294	306	6	1,606
Debt instruments	13	400	160	573
Real Estate	—	52	3	55
Derivatives	—	—	2	2
Investment funds	—	—	113	113
Fixed insurance contracts	11	$—	6	17
Total plan assets	$1,339	$765	$290	$2,394
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of insurance rights and equity and debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.
    The following table summarizes the fair value of plan assets by category as at December 31, 2019:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$41	$—	$—	$41
Equity instruments	1,185	243	—	1,428
Debt instruments	28	406	149	583
Real Estate	—	8	—	8
Derivatives	—	—	—	—
Investment funds	—	106	—	106
Fixed insurance contracts	14	—	18	32
Total plan assets	$1,268	$763	$167	$2,198
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of insurance rights and equity and debt instruments pooled in an actively invested collective profit sharing arrangement with other third-party employers. The assets are valued using non-observable inputs by the plan administrator.
Significant Assumptions
    The partnership annually re-evaluates assumptions and estimates used in projecting the defined benefit and post-employment liabilities. These assumptions and estimates may affect the carrying value of the defined benefit and post-employment plan liabilities in the partnership’s consolidated statements of financial position. The significant actuarial assumptions adopted are as follows:
Defined benefit plan

Discount rate	0.2% to 8.0%
Rate of compensation increase	0.0% to 5.0%
Post-employment plan

Discount rate	0.9% to 11.2%
Health care cost trend on covered charges:
Immediate trend rate	3.5% to 8.0%
Ultimate trend rate	3.5% to 8.0%
    These assumptions have a significant impact on the defined benefit and post-employment liabilities reported in the consolidated statements of financial position. The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2020:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	1%	$(472)	1%	$528
Rate of compensation increase	1%	60	1%	(44)

Post-employment plan
Discount rate	1%	$(9)	1%	$11
Health care cost trend rates	1%	2	1%	(1)
    The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2019:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	0.25% to 1%	$(217)	0.25% to 1%	$251
Rate of compensation increase	0.25% to 1%	$34	0.25% to 1%	$(31)

Post-employment plan
Discount rate	0.25% to 1%	$(28)	0.25% to 1%	$33
Health care cost trend rates	0.50% to 1%	$3	0.50% to 1%	$(2)
    The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring as at December 31, 2020 and December 31, 2019, while holding all other assumptions constant. These analyses may not be representative of the actual change in the defined benefit and post-employment obligations as it is unlikely that the change in assumptions would occur in isolation of one another.
    The following table summarizes future planned benefit payments under the partnership’s defined benefit and post-employment plans as at December 31, 2020:

(US$ MILLIONS)	Defined benefit pension plan	Post-employment plan	Total
2021	$133	$7	$140
2022	134	7	141
2023	138	7	145
2024	142	7	149
2025	143	7	150
Thereafter	795	69	864
Total	$1,485	$104	$1,589